UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/07
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
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Address:    104 Broadus Avenue
            --------------------------------------------------------------------
            Greenville, SC 29601
            --------------------------------------------------------------------

            --------------------------------------------------------------------

Form 13F File Number:   28-12069
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
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Title:      COO/CCO
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Phone:      864-233-0808
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Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina      10/18/07
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ---------- ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                   97
                                            ------------------------------

Form 13F Information Table Value Total:               106157
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
       28-
    ----   ----------------------------------
[Repeat as necessary.]

Family Legacy, Inc.
PORTFOLIO APPRAISAL
Consolidated Master
30-Sep-07

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AGILENT TECHNOLOGIES INC COM         COM        00846u101       22      608   SH         SOLE         N/A         608
ALCOA INC COM                        COM        013817101      655    16755   SH         SOLE         N/A       16755
ALLSTATE CORP                        COM        020002101      573    10020   SH         SOLE         N/A       10020
ALLTEL CORP COM                      COM        020039103      446     6400   SH         SOLE         N/A        6400
AMERICAN EXPRESS CO                  COM        025816109      763    12850   SH         SOLE         N/A       12850
AMERICAN INTL GROUP INC              COM        026874107      531     7845   SH         SOLE         N/A        7845
AMGEN INC COM                        COM        031162100     1479    26145   SH         SOLE         N/A       26145
APPLIED MATLS INC COM                COM        038222105      426    20600   SH         SOLE         N/A       20600
AT&T INC COM                         COM        00206r102     1343    31740   SH         SOLE         N/A       31740
BANK OF AMERICA CORPORATION          COM        060505104     2353    46798   SH         SOLE         N/A       46798
BB&T CORP                            COM        054937107      121     3000   SH         SOLE         N/A        3000
BERKSHIRE HATHAWAY INC            DEL CL A      084670108     2133       18   SH         SOLE         N/A          18
BERKSHIRE HATHAWAY INC            DEL CL B      084670207       79       20   SH         SOLE         N/A          20
BP PLC SPONSORED ADR                 ADR        055622104     1212    17475   SH         SOLE         N/A       17475
CATERPILLAR INC DEL                  COM        149123101     2139    27268   SH         SOLE         N/A       27268
CHEVRON CORP NEW                     COM        166764100     5249    56088   SH         SOLE         N/A       56088
CHUBB CORP COM                       COM        171232101       16      300   SH         SOLE         N/A         300
CISCO SYS INC COM                    COM        17275r102     3721   112303   SH         SOLE         N/A      112303
CITADEL BROADCASTING CORP COM        COM        17285t106        1      249   SH         SOLE         N/A         249
CITIGROUP INC                        COM        172967101     2447    52430   SH         SOLE         N/A       52430
CITIZENS COMMUNICATIONS CO COM       COM        17453b101      705    49235   SH         SOLE         N/A       49235
COCA COLA CO                         COM        191216100     2842    49447   SH         SOLE         N/A       49447
COMCAST CORP NEW CL A             NEW CL A      20030n101      564    23309   SH         SOLE         N/A       23309
COMMUNITY HEALTH SYS INC
  NEWCO COM                          COM        203668108      411    13075   SH         SOLE         N/A       13075
CONAGRA FOODS INC                    COM        205887102     1289    49315   SH         SOLE         N/A       49315
CONOCOPHILLIPS                       COM        20825c104      886    10095   SH         SOLE         N/A       10095
CVS CAREMARK CORPORATION COM         COM        126650100       97     2440   SH         SOLE         N/A        2440
DARDEN RESTAURANTS INC COM           COM        237194105       10      250   SH         SOLE         N/A         250
DEVELOPERS DIVERSIFIED
  RLTY CO COM                        COM        251591103      298     5325   SH         SOLE         N/A        5325
DISNEY WALT CO COM DISNEY            COM        254687106      149     4320   SH         SOLE         N/A        4320
DU PONT E I DE NEMOURS & CO COM      COM        263534109     1696    34227   SH         SOLE         N/A       34227
DUKE ENERGY CORP NEW COM             COM        26441c105     3464   185322   SH         SOLE         N/A      185322
EARTHLINK INC COM                    COM        270321102       44     5532   SH         SOLE         N/A        5532
EATON CORP                           COM        278058102       79      800   SH         SOLE         N/A         800
EBAY INC COM                         COM        278642103      456    11695   SH         SOLE         N/A       11695
EMBARQ CORP COM                      COM        29078E105        1       15   SH         SOLE         N/A          15
EMC CORP MASS COM                    COM        268648102       10      500   SH         SOLE         N/A         500
EXXON MOBIL CORP                     COM        30231g102     5779    62432   SH         SOLE         N/A       62432
FLUOR CORP NEW                       COM        343412102       39      274   SH         SOLE         N/A         274
FORTUNE BRANDS INC                   COM        349631101       10      125   SH         SOLE         N/A         125
GALLAGHER ARTHUR J & CO COM          COM        363576109     1299    44837   SH         SOLE         N/A       44837
GENERAL ELECTRIC CO                  COM        369604103     3848    92945   SH         SOLE         N/A       92945
GLAXOSMITHKLINE PLC
  SPONSORED ADR                 SPONSORED ADR   37733w105      634    11915   SH         SOLE         N/A       11915
HOME DEPOT INC COM                   COM        437076102     1703    52485   SH         SOLE         N/A       52485
IDEARC INC                           COM        451663108        2       68   SH         SOLE         N/A          68
INTEL CORP COM                       COM        458140100     2652   102545   SH         SOLE         N/A      102545
INTERNATIONAL BUSINESS MACHS COM     COM        459200101      873     7410   SH         SOLE         N/A        7410
INTL PAPER CO COM                    COM        460146103       43     1200   SH         SOLE         N/A        1200
JDS UNIPHASE CORP
  COM PAR $0.001                COM PAR $0.001  46612j507       23     1530   SH         SOLE         N/A        1530
JOHNSON & JOHNSON COM                COM        478160104     1300    19787   SH         SOLE         N/A       19787
JP MORGAN CHASE & CO                 COM        46625h100     2444    53337   SH         SOLE         N/A       53337
JUNIPER NETWORKS INC COM             COM        48203r104       15      400   SH         SOLE         N/A         400
KIMCO REALTY CORP COM                COM        49446r109       77     1700   SH         SOLE         N/A        1700
LOWES COS INC COM                    COM        548661107     1480    52835   SH         SOLE         N/A       52835
MARSH & MCLENNAN COS INC COM         COM        571748102        4      150   SH         SOLE         N/A         150
MEDCO HEALTH SOLUTIONS INC COM       COM        58405u102       22      246   SH         SOLE         N/A         246
MEDICAL PPTYS TRUST INC COM          COM        58463j304      973    73040   SH         SOLE         N/A       73040
MEDTRONIC INC COM                    COM        585055106      492     8720   SH         SOLE         N/A        8720
MERCK & CO INC COM                   COM        589331107     2458    47544   SH         SOLE         N/A       47544
MICROSOFT CORP COM                   COM        594918104     3088   104821   SH         SOLE         N/A      104821
MONSANTO CO NEW COM                  COM        61166w101       11      125   SH         SOLE         N/A         125
NORFOLK SOUTHERN CORP COM            COM        655844108        5      100   SH         SOLE         N/A         100
ORACLE CORP COM                      COM        68389x105     1623    74970   SH         SOLE         N/A       74970
PEABODY ENERGY CORP                  COM        704549104      629    13150   SH         SOLE         N/A       13150
PEPSICO INC                          COM        713448108     1378    18810   SH         SOLE         N/A       18810
PFIZER INC COM                       COM        717081103     1899    77740   SH         SOLE         N/A       77740
PIEDMONT NAT GAS INC COM             COM        720186105     1153    45960   SH         SOLE         N/A       45960
PIMCO STRATEGIC GBL GOV
  FD INC COM                         COM        72200x104      433    42475   SH         SOLE         N/A       42475
PLUM CREEK TIMBER CO INC COM         COM        729251108     3784    84538   SH         SOLE         N/A       84538
PROCTER & GAMBLE CO                  COM        742718109      912    12972   SH         SOLE         N/A       12972
PROGRESS ENERGY INC COM              COM        743263105      457     9760   SH         SOLE         N/A        9760
SCHERING PLOUGH CORP COM             COM        806605101      137     4330   SH         SOLE         N/A        4330
SCHLUMBERGER LTD                     COM        806857108      732     6970   SH         SOLE         N/A        6970
SEALED AIR CORP NEW COM              COM        81211k100       66     2600   SH         SOLE         N/A        2600
SIMON PPTY GROUP INC NEW
  PFD CONV I 6%               NEW PFD CONV I 6% 828806802      988    12289   SH         SOLE         N/A       12289
SLM CORP                             COM        78442p106       14      290   SH         SOLE         N/A         290
SOUTH FINL GROUP INC                 COM        837841105     1375    60464   SH         SOLE         N/A       60464
SOUTHERN CO COM                      COM        842587107     2398    66090   SH         SOLE         N/A       66090
SPECTRA ENERGY CORP                  COM        847560109      539    22032   SH         SOLE         N/A       22032
SPRINT NEXTEL CORP COM FON           COM        852061100       89     4703   SH         SOLE         N/A        4703
STRYKER CORP COM                     COM        863667101      138     2000   SH         SOLE         N/A        2000
TARGET CORP COM                      COM        87612e106      130     2050   SH         SOLE         N/A        2050
3M CO                                COM        88579y101       19      200   SH         SOLE         N/A         200
TIME WARNER INC COM                  COM        887317105      410    22350   SH         SOLE         N/A       22350
TRAVELERS COMPANIES INC COM          COM        89417e109        1       24   SH         SOLE         N/A          24
UNITED PARCEL SERVICE INC CL B      CL B        911312106       34      450   SH         SOLE         N/A         450
UNITEDHEALTH GROUP INC               COM        91324p102      815    16835   SH         SOLE         N/A       16835
VERIGY LTD SHS                       SHS        y93691106        2       72   SH         SOLE         N/A          72
VERIZON COMMUNICATIONS COM           COM        92343v104      970    21909   SH         SOLE         N/A       21909
VULCAN MATLS CO                      COM        929160109    10356   116162   SH         SOLE         N/A      116162
WACHOVIA CORP NEW                    COM        929903102     1213    24190   SH         SOLE         N/A       24190
WAL MART STORES INC COM              COM        931142103     1132    25940   SH         SOLE         N/A       25940
WALGREEN CO COM                      COM        931422109     1552    32845   SH         SOLE         N/A       32845
WELLS FARGO & CO NEW COM             COM        949746101     1444    40543   SH         SOLE         N/A       40543
WHOLE FOODS MKT INC COM              COM        966837106      230     4700   SH         SOLE         N/A        4700
WINDSTREAM CORP COM                  COM        97381w104     1089    77132   SH         SOLE         N/A       77132
WRIGLEY WM JR CO                     COM        982526105       32      500   SH         SOLE         N/A         500
YAHOO INC COM                        COM        984332106      744    27700   SH         SOLE         N/A       27700